FEDERATED TAX-FREE TRUST

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000

                                January 29, 1998




EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, DC  20549

     RE: FEDERATED TAX-FREE TRUST (the "Trust")
         1933 Act File No. 2-63343
         1940 ACT FILE NO. 811-2891

Dear Sir or Madam:

      Pursuant to Rule 497(j) under the Securities Act of 1933, the above-named Trust hereby certifies that the definitive form of prospectus and statement of additional information dated January 31, 1998, that would have been filed under Rule 497(c), does not differ from the form of prospectus and statement of additional information contained in the most recent registration statement for the Trust. This registration statement was electronically filed under Rule 485(b) as Post-Effective Amendment No. 40 on January 29, 1998.


      If you have any questions regarding this certification, please call Amy Gotz, Compliance Analyst, at (412) 288-1940.

                                          Very truly yours,



                                          /s/ Matthew S. Hardin
                                          Matthew S. Hardin
                                          Assistant Secretary